Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Temporary equity shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares, authorized	749,000	749,000	500,000
Temporary equity shares, issued	733,273	733,273	500,000
Temporary equity shares, outstanding	733,273	733,273	500,000
Temporary equity shares, liquidation preference	$ 55,000	$ 55,000	$ 20,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,001,000	2,001,000	1,500,000
Ordinary shares, shares issued	1,000,000	1,000,000	1,000,000
Ordinary shares, shares outstanding	1,000,000	1,000,000	1,000,000